Earnings Per Share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share Basic And Diluted [Line Items]
Potentially dilutive shares	2,000	0	0